Investments (Details 9) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Cost or Amortized Cost
Total	2,044
Fair Value
Total Fair Value	1,906
Fixed maturity securities
Cost or Amortized Cost
Due after one year through five years	224
Due after ten years	1,283
Total	1,507
Fair Value
Due after one year through five years	221
Due after ten years	1,159
Total Fair Value	1,380
Residential mortgage-backed
Cost or Amortized Cost
Total	537
Fair Value
Total Fair Value	526
Other information
Number of securities with subprime exposure below investment grade	1
Residential mortgage-backed | Investment revenue sources | Credit concentration | Investment rated as non-investment grade
Other information
Concentration percentage	8.70%
Residential mortgage-backed | Investment revenue sources | Credit concentration | Fixed income portfolio
Other information
Concentration percentage	0.70%
Residential mortgage-backed | Subprime Mortgage Collateral and Total Unrealized Gains | Credit concentration
Other information
Concentration percentage	4.00%